Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events
Subsequent Events

11. Subsequent Events

The Company evaluated subsequent events from March 31, 2026, the date of these condensed consolidated financial statements, through May 14, 2026, the issuance date of these condensed consolidated financial statements for events requiring recognition or disclosure in the condensed consolidated financial statements. The Company concluded that no events have occurred that would require recognition or disclosure in the condensed consolidated financial statements.

19. Subsequent Events

The Company evaluated subsequent events from December 31, 2025 through March 30, 2026, the issuance date of these consolidated financial statements, for events requiring recognition or disclosure in the consolidated financial statements as of and for the year ended December 31, 2025.

On March 3, 2026, the Company received a demand letter from a former employee of one of the Company’s subsidiaries over his efforts to exercise certain stock option agreements. Specifically, the dispute centers on whether this former employee has or is willing to address certain potential tax obligations in order to allow the option exercise to be affected. The demand letter seeks enforcement of the option agreements, but no litigation has commenced.

The Company is currently evaluating the matter in consultation with legal counsel. Based on the information available as of the issuance date of these consolidated financial statements, the Company has not recorded a liability related to this matter as it has not concluded that a loss is probable.

The ultimate outcome of this matter is uncertain and, if the outcome was unfavorable to the Company, could have a material effect on the Company’s financial position, results of operations, or cash flows in a future period.